Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2020
Trade and other current receivables [abstract]
Schedule of trade and other receivables

	Years Ended June 30,
	2020	2019

Accrued interest income	12,584	2,129
R&D tax incentive receivable	-	4,825,270
Goods and services tax receivable	48,737	2,098
Total Trade and Other Receivables	61,321	4,829,497